Financial Investors Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

February 1, 2016

Ms. Amy Miller

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:

Financial Investors Trust (the “Trust”)

File Nos. 33-72424, 811-8194

Post-Effective Amendment No. 165

Dear Ms. Miller:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the final Prospectus and Statement of Additional Information with respect to the Emerald Small Cap Value Fund, effective January 28, 2016, does not differ from that filed electronically via EDGAR with Post-Effective Amendment No. 165 on January 28, 2016.

Please address any comments on this filing to the undersigned at 720-917-0651.

Sincerely,

/s/ JoEllen L. Legg

JoEllen L. Legg

Secretary

Enclosure

cc:

Peter H. Schwartz, Esq.

Davis Graham & Stubbs LLP